Financial Instruments (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Oct. 31, 2013 USD ($)
Financial liabilities
Liability in respect of government grants | ₪	₪ 14,643		₪ 10,300
Loan from others | ₪	94,360
Warrants measured at fair value | ₪	6,168		8,177
Total non current | ₪	₪ 115,171		₪ 18,477
USD [Member]
Financial liabilities
Liability in respect of government grants | $		$ 3,907		$ 7,187
Loan from others | $		25,176
Warrants measured at fair value | $		1,645
Total non current | $		$ 30,728